245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 31, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440

Fidelity Freedom Index 2005 Fund

Fidelity Freedom Index 2010 Fund

Fidelity Freedom Index 2015 Fund

Fidelity Freedom Index 2020 Fund

Fidelity Freedom Index 2025 Fund

Fidelity Freedom Index 2030 Fund

Fidelity Freedom Index 2035 Fund

Fidelity Freedom Index 2040 Fund

Fidelity Freedom Index 2045 Fund

Fidelity Freedom Index 2050 Fund

Fidelity Freedom Index 2055 Fund

Fidelity Freedom Index 2060 Fund

Fidelity Freedom Index Income Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust